Summary of significant accounting policies (Details 1)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Total non-controlling interests	$ (113,514)	¥ (823,251)	¥ 86,196
Ocean H K [Member]
Total non-controlling interests	$ (113,514)	¥ (823,251)	¥ 86,196